Significant Accounting Policies - Schedule of Geographic Concentration Risk Percentage (Details)	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 14, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Florida [Member]
Concentration risk percentage				77.00%	79.00%
Colorado [Member]
Concentration risk percentage				15.00%	14.00%
Successor [Member] | Florida [Member]
Concentration risk percentage	77.00%
Successor [Member] | Colorado [Member]
Concentration risk percentage	16.00%
Predecessor [Member] | Florida [Member]
Concentration risk percentage		81.00%	81.00%
Predecessor [Member] | Colorado [Member]
Concentration risk percentage		11.00%	11.00%